December 11, 2009

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Summit Municipal Funds, Inc. ("Registrant")
consisting of the following series:
T. Rowe Price Summit Municipal Money Market Fund
T. Rowe Price Summit Municipal Intermediate Fund
T. Rowe Price Summit Municipal Income Fund
File Nos.: 033-50321/811-7095

Dear Mr. O`Connell:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 18 to the Registrant`s Registration Statement on Form N-1A.

We are submitting this filing pursuant to Rule 485(a) in order to comply with the amendments to Form N-1A that became effective on March 31, 2009. After we receive and address the staff`s comments on the 485(a) filing, we will file our annual update for this Registrant under Rule 485(b), which will include updated financial statements, 2009 performance and other non-material changes to the registration statement. If we elect to produce a stand-alone Summary Prospectus, it will be filed no later than the date it is first used pursuant to Rule 497(k).

Please note that while the new summary section exceeds 4 pages, it will be produced in an 8.5 inch by 5.5 inch format as opposed to an 8.5 inch by 11 inch format.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman